Stock-Based Compensation (Tables)	12 Months Ended
Oct. 29, 2017
Stock-Based Compensation
Schedule of reconciliation of the number of options outstanding and exercisable

A reconciliation of the number of options outstanding and exercisable (in thousands) as of October 29, 2017, and changes during the fiscal year then ended, is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 30, 2016	31,998	$ 16.05
Granted	2,360	33.58
Exercised	3,619	10.29

Forfeited	54	16.86

Outstanding at October 29, 2017	30,685	$ 18.08	4.6 yrs	$ 401,823

Exercisable at October 29, 2017	24,544	$ 14.65	3.7 yrs	$ 390,319

Schedule of weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised

The weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised (in thousands) during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 29,	October 30,	October 25,
	2017	2016	2015
Weighted-average grant date fair value	$ 6.41	$ 7.82	$ 4.92
Intrinsic value of exercised options	87,543	135,593	67,516

Schedule of weighted-average assumptions used to calculate fair value of each option award

	Fiscal Year Ended
	October 29,	October 30,	October 25,
	2017	2016	2015
Risk-free interest rate	2.4%	2.1%	2.1%
Dividend yield	2.0%	1.5%	1.9%
Stock price volatility	19.0%	19.0%	19.0%
Expected option life	8 years	8 years	8 years

Schedule of reconciliation of the nonvested shares

A reconciliation of the nonvested shares (in thousands) as of October 29, 2017, and changes during the fiscal year then ended, is as follows:

	Shares	Weighted- Average Grant Date Fair Value
Nonvested at October 30, 2016	47	$ 41.01
Granted	58	35.62

Vested	47	41.01

Nonvested at October 29, 2017	58	$ 35.62

Schedule of the weighted-average grant date fair value of nonvested shares granted, the total fair value of nonvested shares granted, and the fair value of shares that have vested

The weighted-average grant date fair value of nonvested shares granted, the total fair value (in thousands) of nonvested shares granted, and the fair value (in thousands) of shares that have vested during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 29,	October 30,	October 25,
	2017	2016	2015
Weighted-average grant date fair value	$ 35.62	$ 41.01	$ 25.87
Fair value of nonvested shares granted	2,080	1,920	1,920
Fair value of shares vested	1,920	1,920	2,347

Schedule of stock-based compensation expense, along with the related income tax benefit

	Fiscal Year Ended
	October 29,	October 30,	October 25,
(in thousands)	2017	2016	2015
Stock-based compensation expense recognized	$ 15,591	$ 17,829	$ 15,717
Income tax benefit recognized	(5,879)	(6,764)	(5,967)
After-tax stock-based compensation expense	$ 9,712	$ 11,065	$ 9,750